COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
North Sumrong, Bangkok, Thailand [Member]
Annual rent	$ 21,000
Bangkok, Thailand [Member]
Annual rent	7,500
London, United Kingdom [Member]
Annual rent	$ 300